Deposits guarantee regime - Additional Information (Detail) - ARS ($) $ in Thousands			12 Months Ended
	May 01, 2020	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits Guarantee Regime [Line Items]
Contributions to the Deposits Guarantee Fund			$ 1,126,106	$ 1,051,597	$ 1,244,995
Percentage of Shares in SEDESA			10.038%
Bottom of range [member]
Deposits Guarantee Regime [Line Items]
Refund of guarantee amount			$ 450
Argentine Central Bank [member]
Deposits Guarantee Regime [Line Items]
Increase in contribution of deposits guarantee fund	$ 1,500
BCRA [member] | Bottom of range [member]
Deposits Guarantee Regime [Line Items]
Increase in contribution of deposits guarantee fund		$ 450
BCRA [member] | Top of range [member]
Deposits Guarantee Regime [Line Items]
Increase in contribution of deposits guarantee fund		$ 1,000